ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Table)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivables	1,779,953,029	2,386,356,664
Allowance for doubtful accounts	(179,746,165)	(673,671,445)
Accounts receivable, net	1,600,206,864	1,712,685,219

Schedule of Movement of Allowance for Doubtful Accounts

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
At beginning of year	2,800,000)	378,888	179,746,165
Addition	8,534,372	184,990,129	541,662,539
Write-off	(10,764,771)	(24,140)	-
Reversal	(190,713)	(5,598,712)	(47,737,259)
At end of year	378,888	179,746,165	673,671,445